Loans and borrowings	12 Months Ended
Dec. 31, 2017
Loans and borrowings
Loans and borrowings

Note 13 - Loans and borrowings

As of December 31, 2017, the Group has no outstanding debt.

Pledges and guarantees

In order to secure fulfillment of the conditions related to the receipt of government grants, a floating lien was registered in favor of the State of Israel on substantially all of the assets of the Company’s manufacturing subsidiary.

In addition, the Group has agreed that in the event it will create or undertake to create any pledge or charge on its assets in favor of any financial institutions, it shall grant the same collateral in equal rank to its existing financial institutions.